SEC File Nos.
                                                                811-66
                                                                2-10758

                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                                     FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 83  (X)
                                       and
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                            Amendment No. 22   (X)

                            AMERICAN BALANCED FUND, INC.
               (Exact name of registrant as specified in charter)
                          P.O. Box 7650,  One Market Plaza,
               Steuart Tower, Suite 1800, San Francisco, CA  94120
               (Address of principal executive offices) (Zip Code) Registrant's Telephone Number, Including Area Code: (415) 421-9360

                                Patrick F. Quan
                                  Secretary
                          American Balanced Fund, Inc.
                P.0. Box 7650, One Market Plaza, Steuart Tower
                         San Francisco, California 94120
                   (Name and address of agent for service)

                                    Copy to:
                           Robert E. Carlson, Esq.
                   Paul, Hastings, Janofsky & Walker LLP
                           555 South Flower Street
                        Los Angeles, California 90071

                    The Registrant has filed a declaration
                       pursuant to Rule 24f-2.  On
                   February 22, 1996, it filed its 24f-2
                        Notice for fiscal 1995.

                 Approximate date of proposed public offering:
                     [X] It is proposed that this filing will
                       become effective on March 1, 1997
                   pursuant to paragraph (a) of Rule 485.


                           AMERICAN BALANCED FUND, INC.
                             Cross Reference Sheet

Item Number                                                     Captions in
of Part "A"                                                     Prospectus
of Form N-1A                                                    (Part "A")

         1.       Cover Page                                    Cover Page

         2.       Synopsis                                      Expenses

         3.       Condensed Financial Information               Financial Highlights;
                                                                Investment Results

         4.       General Description of Registrant             Fund Organization
                                                                and Management;
                                                                Investment Policies and
                                                                Risks; Securities and
                                                                Investment Techniques

         5.       Management of the Fund                        Financial Highlights;
                                                                Fund Organization and
                                                                Management; Multiple
                                                                Portfolio Counselor
                                                                System

         6.       Capital Stock and Other Securities            Investment Policies
                                                                and Risks; Fund
                                                                Organization and
                                                                Management; Dividends,
                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered          Purchasing Shares;
                                                                Fund Organization and
                                                                Management; Other
                                                                Important Things to
                                                                Remember

         8.       Redemption or Repurchase                      Selling Shares

         9.       Legal Proceedings                             N/A




                                                                Captions in Statement
         Item Number                                            of Additional
         of Part "B"                                            Information
         of Form N-1A                                           (Part "B")

         10.      Cover Page                                    Cover

         11.      Table of Contents                             Table of Contents

         12.      General Information and History               None

         13.      Investment Objectives and Policies            Description of Certain
                                                                Securities; Fundamental
                                                                Policies and Investment
                                                                Restrictions

         14.      Management of the Fund                        Fund Officers and
                                                                Directors

         15.      Control Persons and Principal                 Fund Officers and
                  Holders of Securities                         Directors; Fund
                                                                Organization and
                                                                Management (Part "A")

         16.      Investment Advisory and Other Services        Fund Officers and
                                                                Directors; Fund
                                                                Organization and
                                                                Management (Part "A");
                                                                General Information;
                                                                Management

         17.      Brokerage Allocation and Other Practices      Execution of Portfolio
                                                                Transactions; Fund
                                                                Organization and
                                                                Management (Part "A")

         18.      Capital Stock and Other Securities            None

         19.      Purchase, Redemption and Pricing              Purchase of Shares;
                  of Securities Being Offered                   Redeeming Shares;
                                                                Shareholder Account
                                                                Services and Privileges;
                                                                Purchasing Shares (Part
                                                                "A"); General Information

         20.      Tax Status                                    Dividends,
                                                                Distributions and Federal
                                                                Taxes

         21.      Underwriter                                   Management; Fund
                                                                Organization and
                                                                Management (Part "A")

         22.      Calculation of Performance Data               Investment Results

         23.      Financial Statements                          Financial Statements



 Item in

 Part "C"

         24.      Financial Statements and Exhibits

         25. Persons Controlled by or Under Common Control with Registrant

         26.      Number of Holders of Securities

         27.      Indemnification

         28.      Business and Other Connections of Investment Adviser

         29.      Principal Underwriter

         30.      Location of Accounts and Records

         31.      Management Services

         32.      Undertakings


                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

--------------------------------------------------------------------------------


                           American Balanced Fund(R)

                                   Prospectus



                                 MARCH 1, 1997

AMERICAN BALANCED FUND, INC.
One Market
Steuart Tower, Suite 1800
San Francisco, CA 94105
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                    3
 .............................................................................
Financial Highlights                                                        4
 .............................................................................
Investment Policies and Risks                                               5
 .............................................................................
Securities and Investment Techniques                                        6
 .............................................................................
Multiple Portfolio Counselor System                                         9
 .............................................................................
Investment Results                                                         10
 .............................................................................
Dividends, Distributions and Taxes                                         11
 .............................................................................
Fund Organization and Management                                           12
 .............................................................................
Shareholder Services                                                       15
--------------------------------------------------------------------------------

The investment objectives of the fund are: (1) conservation of capital,
(2) current income, and (3) long-term growth of capital and income. The fund strives to accomplish these objectives by investing in a broadly diversified portfolio of securities including stocks and bonds. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

This prospectus presents information you should know before investing in the fund. You should keep it on file for future reference.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================

--------------------------------------------------------------------------------
EXPENSES
The effect of the expenses described below is reflected in the fund's share price or return.

You may pay certain shareholder transaction expenses when you buy or sell shares of the fund. Fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales charge on purchases
(as a percentage of offering price)                                   5.75%

 ................................................................................

SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES. There is no sales charge on reinvested dividends, and no deferred sales charge or redemption or exchange fees. A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

FUND OPERATING EXPENSES
(as a percentage of average net assets)

--------------------------------------------------------------------------------
Management fees                                                       0.31%
 ................................................................................
12b-1 expenses                                                        0.25%/1/
 ................................................................................
Other expenses                                                        0.11%
 ................................................................................
Total fund operating expenses                                         0.67%

/1/ 12b-1 expenses may not exceed 0.25% of the fund's average net assets annually. Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:
--------------------------------------------------------------------------------

One year                                                              $ 64
 ................................................................................
Three years                                                           $ 78
 ................................................................................
Five years                                                            $ 93
 ................................................................................
Ten years                                                             $136

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY. YOUR EXPENSES WILL BE LESS IF YOU QUALIFY TO PURCHASE SHARES AT A REDUCED OR NO SALES CHARGE.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS    3
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following information for the six years ended December 31, 1996 has been audited by Deloitte & Touche llp, independent auditors, and for the four years ended December 31, 1990 by KPMG Peat Marwick, independent auditors. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

SELECTED PER-SHARE DATA

                                                                YEARS ENDED DECEMBER 31
                                                                .......................
                             1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year             $xxxxx    $12.00    $12.57    $12.28    $12.05    $10.32    $11.41    $10.46    $10.13    $10.83
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                           xxx       .57       .57       .59       .61       .62       .63       .66       .59       .59
 ...............................................................................................................................
Net realized and
unrealized gain (loss)
on investments                  xxxx      2.61      (.53)      .76       .49      1.86      (.82)     1.54       .68      (.14)
 ...............................................................................................................................
Total income
from investment
operations                      xxxx      3.18       .04      1.35      1.10      2.48      (.19)     2.20      1.27       .45
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from
net investment
income                          xxxxx     (.56)     (.56)     (.60)     (.60)     (.62)     (.63)     (.67)     (.62)     (.67)
 ...............................................................................................................................
Distributions from
net realized gains              xxxxx     (.47)     (.05)     (.46)     (.27)     (.13)     (.27)     (.58)     (.32)     (.48)
 ...............................................................................................................................
Total distributions            xxxxxx    (1.03)     (.61)    (1.06)     (.87)     (.75)     (.90)    (1.25)     (.94)    (1.15)
 ...............................................................................................................................
Net asset value,
end of year                   xxxxxx    $14.15    $12.00    $12.57    $12.28    $12.05    $10.32    $11.41    $10.46    $10.13
-------------------------------------------------------------------------------------------------------------------------------
Total return/1/                xxxxxx    27.13%      .34%    11.27%     9.48%    24.69%    (1.57)%   21.53%    12.87%     4.02%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)            xxxxxx    $3,048    $2,082    $1,710    $1,067      $642      $370      $275      $218      $193
 ...............................................................................................................................
Ratio of expenses
to average net assets            xxxx      .67%      .68%      .71%      .74%      .82%      .84%      .78%      .76%      .68%
 ...............................................................................................................................
Ratio of net
income to average net
assets                         xxxxx      4.38%     4.76%     4.74%     5.19%     5.56%     5.95%     5.80%     5.54%     5.17%
 ...............................................................................................................................
Average
commissions
paid per share/2/               xxxxx     6.16c     6.25c     6.82c     7.21c     7.44c     7.62c     7.75c     7.50c     7.17c
 ...............................................................................................................................
Portfolio turnover rate        xxxxxx   39.03%     32.05%    27.81%    17.00%    24.65%    25.51%    37.31%    41.90%    42.00%
-------------------------------------------------------------------------------------------------------------------------------

/1/ Excludes maximum sales charge of 5.75%.
/2/ Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions) are excluded.

--------------------------------------------------------------------------------
4   AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
INVESTMENT POLICIES AND RISKS

The fund strives to provide you with conservation of capital, current income and long-term growth of both capital and income.

The fund's investment objectives are: (1) conservation of capital, (2) current income, and (3) long-term growth of capital and income. The fund approaches the management of its investments as if they constituted the complete investment program of the prudent investor.

The fund invests in a broadly diversified portfolio of securities, including common stocks, preferred stocks, corporate bonds and U.S. Government securities. Assets may also be held in cash or cash equivalents. The fund will maintain at least 25% of the value of its total assets in fixed-income securities, generally rated in the top four quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by the fund's investment adviser.

The fund's portfolio turnover rate will depend primarily on market conditions. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. MORE INFORMATION ON THE FUND'S INVESTMENT POLICIES IS CONTAINED IN ITS STATEMENT OF ADDITIONAL INFORMATION.

The fund's fundamental investment restrictions (described in the statement of additional information) and objectives may not be changed without shareholder approval. All other investment practices may be changed by the fund's board of directors.

ACHIEVEMENT OF THE FUND'S INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED DUE TO THE RISK OF CAPITAL LOSS FROM FLUCTUATING PRICES INHERENT IN ANY INVESTMENT IN SECURITIES.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS    5
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

EQUITY SECURITIES

Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

DEBT SECURITIES

Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest in debt securities rated BBB by S&P or Baa by Moody's or unrated but determined to be of equivalent quality by Capital Research and Management Company. These securities are considered to have speculative characteristics.

U.S. GOVERNMENT SECURITIES

Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

The fund may invest in notes and bonds issued by the U.S. Treasury and federal agencies whose interest payments vary with the rate of inflation.

MORTGAGE-RELATED SECURITIES

The fund may invest in Government National Mortgage Association certificates, which are securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S.

--------------------------------------------------------------------------------
6   AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================


Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity.

Although the mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

The fund also may invest in securities representing interests in pools of conventional mortgage loans issued by the Federal National Mortgage Association
(FNMA) or by the Federal Home Loan Mortgage Corporation (FHLMC).

In addition, the fund may invest in collateralized mortgage obligations (CMOs) and mortgage-backed bonds and interest-only or principal-only STRIPs which may be issued by various governmental entities or private institutions. A CMO is made up of a series of bonds of varying maturities that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds. Mortgage-backed bonds are general obligations fully collateralized directly or indirectly by a pool of mortgages, but on which payments are not passed through directly. The fund will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA or FHLMC and/or mortgages insured by GNMA.

INVESTING IN VARIOUS COUNTRIES

The fund will invest no more than 10% of its assets in securities of issuers that are domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market). Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS    7
--------------------------------------------------------------------------------

================================================================================


transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions. The fund currently intends to limit these investments to those that are U.S. dollar denominated.

FORWARD COMMITMENTS

The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund also may enter into "roll" transactions which are the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.

U.S. PRIVATE PLACEMENTS

Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in such private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act (for example, private placements sold pursuant to Rule 144A). Accordingly, all such private placements will be considered illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the fund's board of directors. Additionally, investing in private placement securities could have the effect of increasing the level of illiquidity of the fund's portfolio to the extent that "qualified" institutional investors become, for a period of time, uninterested in purchasing these securities. The fund will not invest more than 15% of its total assets in illiquid securities.

--------------------------------------------------------------------------------
8   AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
MULTIPLE PORTFOLIO COUNSELOR SYSTEM

The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of the fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by the fund's objective and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals make investment decisions with respect to a portion of the fund's portfolio. The primary individual portfolio counselors for the fund are listed below.


-----------------------------------------------------------------------------------------------------------------------
                                                                                        YEARS OF EXPERIENCE AS
                                                                                         INVESTMENT PROFESSIONAL
                                                                                              (APPROXIMATE)
                                                                                    ...................................
                                                         YEARS OF EXPERIENCE
                                                       AS PORTFOLIO COUNSELOR       WITH CAPITAL
                                                      (AND RESEARCH PROFESSIONAL,   RESEARCH AND
PORTFOLIO COUNSELORS                                  IF APPLICABLE) FOR AMERICAN    MANAGEMENT
    FOR AMERICAN                                         BALANCED FUND, INC.         COMPANY OR
BALANCED FUND, INC.     PRIMARY TITLE(S)                   (APPROXIMATE)             ITS AFFILIATES     TOTAL YEARS
-----------------------------------------------------------------------------------------------------------------------
ABNER D.                Senior Vice President of       22 years                      30 years            45 years
GOLDSTINE               the fund.  Senior Vice
                        President and Director,
                        Capital Research and
                        Management Company
-----------------------------------------------------------------------------------------------------------------------
J. DALE                 Vice President, Capital         1 year                        6 years             8 years
HARVEY                  Research Company+
-----------------------------------------------------------------------------------------------------------------------
ROBERT G.               President of the fund.         11 years (in addition to      22 years            25 years
O'DONNELL               Senior Vice President          14 years as a research
                        and Director, Capital          professional prior to
                        Research and                   becoming a portfolio
                        Management Company             counselor for the fund)*
-----------------------------------------------------------------------------------------------------------------------
VICTOR M.               Senior Vice President,          1 year**                     22 years            35 years
PARACHINI               Capital Research and
                        Management Company
-----------------------------------------------------------------------------------------------------------------------

 Capital Research and Management Company has been the fund's investment adviser since July 26, 1975.
+  Company affiliated with Capital Research and Management Company.
* Prior to July 26, 1975, Mr. O'Donnell was a research professional with American Express Investment Management Company, the fund's previous investment adviser.
** Prior to July 26, 1975, Mr. Parachini was a portfolio counselor with
   American Express Investment Management Company, the fund's previous investment adviser.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS    9
--------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------
INVESTMENT RESULTS
The fund may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return, yield and/or distribution rate basis. Results calculated without a sales charge will be higher.

X TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

X YIELD is computed by dividing the net investment income per share earned by the fund over a given period of time by the maximum offering price per share on the last day of the period, according to a formula mandated by the Securities and Exchange Commission. A yield calculated using this formula may be different than the income actually paid to shareholders.

X DISTRIBUTION RATE reflects dividends that were paid by the fund. The distribution rate is calculated by dividing the dividends paid over the last 12 months by the sum of the month-end price and the capital gain distributions paid over the last 12 months.

                              INVESTMENT RESULTS
                     (FOR PERIODS ENDED DECEMBER 31, 1996)


                    THE FUND        THE FUND AT
AVERAGE ANNUAL       AT NET           MAXIMUM              LEHMAN
TOTAL RETURNS:     ASSET VALUE1   SALES CHARGE/1/,/2/      INDEX/3/  S&P 500/4/
--------------------------------------------------------------------------------
One year              13.16%           6.68%                3.63%       22.90%
 ................................................................................
Five years            11.95%          10.63%                7.04%       15.18%
 ................................................................................
Ten years             11.91%          11.25%                8.47%       15.26%
 ................................................................................
Lifetime/5/           13.08%          12.77%                9.85%/6/    14.80%

--------------------------------------------------------------------------------
Yield/1/,/2/: 3.64%
Distribution Rate/2/: 3.44%

/1/ These fund results were calculated according to a standard that is required for all stock and bond funds.
/2/ The maximum sales charge has been deducted.
/3/ Lehman Brothers Aggregate Bond Index represents investment grade debt. This index is unmanaged and does not reflect sales charges, commissions or expenses.
/4/ The Standard & Poor's 500 Index represents stocks. This index is unmanaged and does not reflect sales charges, commission or expenses.
/5/ For the period beginning July 26, 1975 (when Capital Research and Management
    Company became the fund's investment adviser).
/6/ Lehman Brothers Aggregate Bond Index did not exist until December 31, 1975.
    For the period between July 31, 1975 and December 31, 1975, Lehman Brothers Corporate Bond Index results were used. The Lehman Brothers indexes are based on July 31, 1975 index value.

--------------------------------------------------------------------------------
10  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================



                             [GRAPH APPEARS HERE]


--------------------------------------------------------------------------------
Past results are not an indication of future results.
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund usually pays dividends, which may fluctuate, in February, May, August and December. Capital gains, if any, are also usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

FEDERAL TAXES

In any fiscal year in which the fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the fund itself is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Early each year, you will be notified as to the amount and federal tax status of all income distributions paid during the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   11
--------------------------------------------------------------------------------

================================================================================


YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the fund. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1932, and reorganized as a Maryland corporation in 1990. All fund operations are supervised by the fund's board of directors who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund does not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The management fee paid by the fund to Capital Research and Management

--------------------------------------------------------------------------------
12  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

Company may not exceed 0.42% of the fund's average net assets annually and declines at certain asset levels. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's "code of ethics."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Expenses."

PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by Capital Research and Management Company, which strives to obtain the best available prices, taking into account the costs and quality of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the dealer, generally referred to as a concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers who have sold shares of the fund or have provided investment research, statistical, and other related services for the benefit of the fund and/or other funds served by Capital Research and Management Company.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   13
--------------------------------------------------------------------------------

================================================================================

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for the fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    [MAP OF THE UNITED STATES APPEAR HERE]

--------------------------------------------------------------------------------
14  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

SHAREHOLDER SERVICES

The fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS. IF YOU ARE INVESTING THROUGH A RETIREMENT PLAN, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS
ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The fund and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

X Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

X Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the fund (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   15
--------------------------------------------------------------------------------

================================================================================

X Cross-Reinvestment

  You may invest your dividends and capital gain distributions into any other fund in The American Funds Group.

X Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

X Retirement Plans

  You may invest in the fund through various retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

The fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. The fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company. The offering price is the net asset value plus a sales charge, if applicable.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued unless you request them by writing to American Funds Service Company.

INVESTMENT MINIMUMS

--------------------------------------------------------------------------------
To establish an account                                                    $500
 For a retirement plan account                                             $250
 For a retirement plan account through payroll deduction                   $ 25
To add to an account                                                       $ 50
 For a retirement plan account                                             $ 25

--------------------------------------------------------------------------------
16  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

SALES CHARGES

A sales charge may apply, as described below, when purchasing shares. Sales charges may be reduced for larger purchases as indicated below.

                                         SALES CHARGE AS A
                                           PERCENTAGE OF
                                       .......................     DEALER
                                                        NET     CONCESSION AS
                                       OFFERING        AMOUNT   % OF OFFERING
INVESTMENT                              PRICE         INVESTED      PRICE
--------------------------------------------------------------------------------
Less than $50,000                       5.75%          6.10%        5.00%
 ................................................................................
$50,000 but less than $100,000          4.50%          4.71%        3.75%
 ................................................................................
$100,000 but less than $250,000         3.50%          3.63%        2.75%
 ................................................................................
$250,000 but less than $500,000         2.50%          2.56%        2.00%
 ................................................................................
$500,000 but less than $1 million       2.00%          2.04%        1.60%
 ................................................................................
$1 million or more and certain
other investments described below       see below      see below    see below

PURCHASES NOT SUBJECT TO SALES CHARGES

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 200 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE BY THESE ACCOUNTS. A dealer concession of up to 1% may be paid by the fund from its Plan of Distribution on these investments. Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge. A dealer concession of up to 1% may be paid by American Funds Distributors on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the fund and Capital Research and Management Company and its affiliated companies are not subject to a sales charge.

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   17
--------------------------------------------------------------------------------

================================================================================

ADDITIONAL DEALER COMPENSATION

In addition to the concessions listed, up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

X Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

X Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

X Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

--------------------------------------------------------------------------------
18  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

X Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount
  (which, at your request, may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The fund may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   19
--------------------------------------------------------------------------------

================================================================================

payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
20  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   21
--------------------------------------------------------------------------------

================================================================================

NOTES

--------------------------------------------------------------------------------
22  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------

================================================================================

NOTES

--------------------------------------------------------------------------------
                                        AMERICAN BALANCED FUND / PROSPECTUS   23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOR SHAREHOLDER                 FOR DEALER                    FOR 24-HOUR
  SERVICES                        SERVICES                      INFORMATION
  American Funds                  American Funds                American
  Service Company                 Distributors                  FundsLine(R)
  800/421-0180 ext. 1             800/421-9900 ext. 11          800/325-3590

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

--------------------------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL                         STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS                     INFORMATION (SAI)


 Includes financial                         Contains more detailed
 statements, detailed                       information on all aspects
 performance information,                   of the fund, including the
 portfolio holdings, a                      fund's financial statements.
 statement from portfolio
 management and the
 independent auditor's report.

                                            A current SAI has been filed
 CODE OF ETHICS                             with the Securities and
                                            Exchange Commission and is
 Includes a description of the fund's       incorporated by reference
 personal investing policy.                 (is legally part of the
                                            prospectus).


 To request a free copy of any of the documents above:

 Call American Funds               or       Write to the Secretary
 Service Company 800/421-0180               of the fund
 ext. 1                                     P.O. Box 7650
                                            San Francisco, CA 94120
--------------------------------------------------------------------------------

This prospectus has been printed on recycled paper.
                                                                 [LOGO]

--------------------------------------------------------------------------------
24  AMERICAN BALANCED FUND / PROSPECTUS
--------------------------------------------------------------------------------





                          AMERICAN BALANCED FUND, INC.
                                   Part B

                       Statement of Additional Information
                                 MARCH 1, 1997

   This document is not a prospectus but should be read in conjunction with the current Prospectus of American Balanced Fund, Inc. (the fund or AMBAL) dated March 1, 1997. The Prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                          American Balanced Fund, Inc.
                            Attention:  Secretary
                            One Market, Steuart Tower
                               P.O. Box 7650
                         San Francisco, CA  94120
                          Telephone:  (415) 421-9360

   Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               Table of Contents
     Item                                                      Page No.

DESCRIPTION OF CERTAIN SECURITIES                                1
FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS                 3
FUND OFFICERS AND DIRECTORS                                      6
MANAGEMENT                                                      10
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                      12
PURCHASE OF SHARES                                              15
REDEEMING SHARES                                                21
SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES                     22
EXECUTION OF PORTFOLIO TRANSACTIONS                             24
GENERAL INFORMATION                                             24
INVESTMENT RESULTS                                              25
 FINANCIAL STATEMENTS                                         ATTACHED


                       DESCRIPTION OF CERTAIN SECURITIES

   The descriptions below are intended to supplement the material in the prospectus under "Investment Policies and Risks."

   BOND RATINGS - The fund may invest in debt securities which are rated in the top four quality categories by any national rating service (or unrated but determined to be of equivalent quality by Capital Research and Management Company) including bonds rated at least BBB by Standard & Poor's Corporation or Baa by Moody's Investors Service, Inc. (see below). Although the fund is not normally required to dispose of a security in the event that its rating is reduced below the current minimum rating required for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 5% of its net assets in these securities (also known as "high-yield, high-risk securities"), the fund will dispose of the excess as expeditiously as possible.

Standard & Poor's Corporation: "AAA", "AA", "A" and "BBB" are the four highest bond rating categories, and are described as follows:

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher categories."

"Debt rated 'BBB' is regarded as having capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and pay principal than for debt in higher rated categories."

Moody's Investors Service, Inc.: "Aaa", "Aa", "A" and "Baa" are the four highest bond rating categories, and are described as follows:
"Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

"Bonds rated A are judged to be of upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Bonds rated Baa are judged to be of medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

   CASH AND CASH EQUIVALENTS - These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit (interest bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) , (3) savings association and savings bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, at the time of purchase, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, at the time of purchase, or that may be redeemed, in one year or less.

   FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund sells such securities it does not participate in further gains or losses with respect to such securities beginning on the date
of the agreement.   If the other party to such a transaction fails to deliver
or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

   As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets , the fund temporarily could be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

   The fund also may enter into "roll" transactions, which consist of the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The fund intends to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into roll transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940.

   PREFERRED STOCKS - The fund may invest in preferred stocks. Preferred stocks generally have characteristics similar to debt securities with a stated dividend rate akin to the coupon of a bond or note. The prices and yields of preferred stocks generally move with changes in interest rates and the issuers' credit quality, similar to the factors affecting debt securities. In the event of a liquidation of a corporation's assets, holders of debt securities are entitled to payment before preferred stockholders; but preferred stockholders are generally entitled to payment before common stockholders.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The fund has adopted certain fundamental policies and investment restrictions which cannot be changed without shareholder approval. (Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting or the vote of more than 50% of the outstanding voting securities, whichever is less.)

1. To invest in a diversified list of securities, including common stocks, preferred stocks, and bonds, to the extent considered advisable by management.

2. To allocate its investments among different industries as well as among individual companies. The amount invested in an industry will vary from time to time in accordance with the judgment of management, but 25% or more of the value of the fund's total assets shall not be invested in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3. Not to invest in companies for the purpose of exercising control or management.

4. Not to invest more than 5% of the value of its total assets in the securities of any one issuer (except the U.S. Government).

5. Not to acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

6. Not to borrow more than 5% of the gross assets of the fund taken at cost or at value, whichever is lower, and to borrow only from banks and as a temporary measure for extraordinary or emergency purposes. The fund shall not mortgage, pledge, hypothecate, or in any other manner transfer as security for any indebtedness, any of its assets.

7. Not to underwrite the sale, or participate in any underwriting or selling group in connection with the public distribution, of any security. The fund may invest not more than 10% of its net assets in, and subsequently distribute, as permitted by law, securities and other assets for which there is no ready market.

8. Not to purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

9. Not to engage in the purchase or sale of real estate. Investments in real estate investment trusts which may invest only in mortgages or other security interests are not deemed purchases of real estate.

10. Not to purchase or sell commodities or commodity contracts.

11. Not to participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Investment Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

12. Not to make loans of money or securities to any person or firm; provided, however, that the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government shall not be construed to be the making of a loan.

13. Not to effect short sales of securities.

14. Not to purchase from or sell securities to the Investment Adviser or the Principal Underwriter or their officers or directors, the fund's officers or directors, and any companies of which they are affiliates, except in connection with (i) an exercise of rights concerning securities owned by the fund, (ii) the reorganization, recapitalization, consolidation or merger of a company whose securities are owned by the fund, (iii) a transaction in fund shares, or
(iv) a permitted transaction with other investment companies advised by the Investment Adviser.

15. Not to knowingly invest in securities of other managed investment companies, or, in any event, invest in securities of managed registered investment companies, except in connection with a merger, consolidation, acquisition of assets or other reorganization approved by the fund's shareholders.

16. Not to invest more than 75% of the value of the fund's net assets in common stocks, such percentage including the value of that portion of convertible securities attributable to the conversion feature.

17. Not to purchase or retain the securities issued by a corporation any of whose officers, directors or shareholders is an officer or director of the fund or the Investment Adviser if, after such purchase, one or more of such officers and directors owning beneficially more than 1/2 of 1% of the securities of such corporation together own beneficially more than 5% of such securities.

18. Not to write, purchase or sell options.

For purposes of Investment Restriction #7, restricted securities are treated as not readily marketable by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's Board of Directors. Notwithstanding Investment Restriction #15, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

Although not fundamental policies, the fund has further agreed that it will not invest more than 5% of the value of the fund's net assets in warrants, valued at the lower of cost or market, with no more than 2% being unlisted on the New York or American Stock Exchanges (warrants acquired by the fund in units or attached to securities may be deemed to be without value); or invest in oil, gas or other mineral leases.

                          FUND OFFICERS AND DIRECTORS
                       Directors and Director Compensation

NAME, ADDRESS         POSITION         PRINCIPAL             AGGREGATE              TOTAL               TOTAL
AND AGE               WITH             OCCUPATION(S)         COMPENSATION           COMPENSATION        NUMBER
                      REGISTRANT       DURING PAST 5         (INCLUDING             (INCLUDING          OF FUND
                                       YEARS                 VOLUNTARILY            VOLUNTARILY         BOARDS ON
                                       (POSITIONS            DEFERRED               DEFERRED            WHICH
                                       WITHIN THE            COMPENSATION/1/)       COMPENSATION)       DIRECTOR
                                       ORGANIZATIONS         FROM THE               FROM ALL            SERVES/3/
                                       LISTED MAY HAVE       FUND DURING            FUNDS MANAGED
                                       CHANGED DURING        FISCAL                 BY CAPITAL
                                       THIS PERIOD)          YEAR ENDED             RESEARCH AND
                                                             12/31/96               MANAGEMENT
                                                                                    COMPANY/2/
                                                                                    FOR THE YEAR
                                                                                    ENDED
                                                                                    12/31/96

Robert A. Fox         Director         President and                                                    5
P.O. Box 457                           Chief Executive       $10,650/4/             $81,750/4/
1000 Davis                             Officer, Foster
Street                                 Farms Inc.
Livingston, CA                         Former
95334                                  President,
Age:  59                               Revlon
                                       International.

Roberta L.            Director         Consultant;           $10,350                $43,650             3
Hazard                                 Rear Admiral,
1419 Audmar                            United
Drive                                  States Navy
McLean, VA                             (Retired).
22101
 Age:  62

Leonade D.            Director         Former                                                           5
Jones                                  Treasurer, The        $10,650/4/             $74,600/4/
1536 Los                               Washington Post
Montes Drive                           Company.
Burlingame, CA
94010
Age:  49

John G.               Director         The IBJ                                                          7
McDonald                               Professor of          $14,200/4/             $153,800/4/
Graduate                               Finance,
School of                              Graduate School
Business                               of Business,
Stanford                               Stanford
University                             University.
Stanford, CA
94305
Age:  59

Theodore D.           Director         Private               $9,750                                     3
Nierenberg                             investor;                                    $41,850
15 Middle                              former
Patent Road                            President,
Armonk, NY                             Dansk
10504                                  International
Age:  73                               Designs, Ltd.

***+James W.          Director         Senior Partner,       None/5/                                    8
Ratzlaff                               The Capital                                  None/5/
Age:  60                               Group Partners
                                       L.P.

Henry E. Riggs        Director         President and                                                    5
Kingston Hall                          Professor of          $13,300/4/             $79,500/4/
201                                    Engineering,
Harvey Mudd                            Harvey Mudd
College                                College.
Claremont, CA
91711
Age:  62

+Walter P.            Chairman         Chairman,             None/5/                                    8
Stern                 of the           Capital Group                                None/5/
630 Fifth             Board            International,
Avenue                                 Inc.; Vice
New York, NY                           Chairman,
10111                                  Capital
Age:  68                               Research
                                       International;
                                       Chairman,
                                       Capital
                                       International,
                                       Inc.; Director,
                                       Temple-Inland
                                       Inc.
                                       (forest
                                       products).

Patricia K.           Director         Private               $13,600                $82,050             5
Woolf                                  investor;
506 Quaker                             Lecturer,
Road                                   Department of
Princeton, NJ                          Molecular
08540                                  Biology,
Age:  62                               Princeton
                                       University.



+ "Interested persons" within the meaning of the Investment Company Act of 1940 (the 1940 Act) on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company or the parent of the Investment Adviser, The Capital Group Companies, Inc.

/1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the Fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Includes funds managed by Capital Research and Management Company and affiliates.

/4/ Since the plan's adoption, the total amounts of deferred compensation accrued by the fund (plus earnings thereon) for participating Directors are as
follows:   Robert A. Fox ($77,517), Leonade D. Jones ($23,892), John G.
McDonald ($34,507) and Henry E. Riggs ($38,205). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Director.

/5/ James W. Ratzlaff and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                              OFFICERS
         (with their principal occupations for the past five years)#

WALTER P. STERN, Chairman of the Board.
Fund officers whose other positions are not described above are:

ROBERT G. O'DONNELL /3/, President. Senior Vice President and Director, Capital Research and Management Company.

ABNER D. GOLDSTINE /4/, Senior Vice President. Senior Vice President and Director, Capital Research and Management Company.

   PAUL G. HAAGA, JR. /1/, Senior Vice President; Executive Vice President and Director, Capital Research and Management Company; Director, American Funds Service Company.

STEVEN N. KEARSLEY /2/, Vice President. Vice President and Treasurer, Capital Research and Management Company; Director, American Funds Service Company.

ERIC S. RICHTER /5/, Vice President. Vice President, Investment Management Group, Capital Research and Management Company.

PATRICK F. QUAN /3/, Secretary. Vice President, Fund Business Management Group, Capital Research and Management Company.

MARY C. HALL /2/, Treasurer. Senior Vice President, Fund Business Management Group, Capital Research and Management Company.

R. MARCIA GOULD /2/, Assistant Treasurer; Vice President, Fund Business Management Group, Capital Research and Management Company.

_________________

# Positions within the organizations listed may have changed during this period.

/1/ Address is 333 South Hope Street, Los Angeles, CA 90071.

   /2/ Address is 135 South State College Boulevard, Brea, CA 92821.

/3/ P.O. Box 7650, San Francisco, CA 94120.

/4/ 11100 Santa Monica Boulevard, Los Angeles, CA 90025.

/5/ 3000 K Street, N.W., Suite 230, Washington, D.C. 20007.

   All of the directors and officers, except for Mr. Richter, are also officers and/or directors and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser. No compensation is paid by the fund to any officer or director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $5,500 per annum to directors who are not affiliated with the Investment Adviser, plus $700 for each Board of Directors meeting attended, plus $300 for each meeting attended as a member of a committee of the Board of Directors. The directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the directors who are not affiliated with the Investment Adviser. As of December 31, 1996 the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

   INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 1135 South College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

   The Investment Adviser is responsible for managing more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

   INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser, dated July 1, 1993, and approved by the shareholders on June 22, 1993, shall be in effect until the close of business on November 30, 1997 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in said Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. Renewal of the Agreement was approved by the unanimous vote of the Board of Directors of the fund on October 23, 1996 through November 30, 1997. The Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party, and that the Advisory Agreement automatically terminates in the event of its assignment (as defined in said Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, and provides general purpose accounting forms, supplies, and postage used at the offices of the fund relating to the services furnished by the Investment Adviser. The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

   Capital Research and Management Company receives a management fee at the annual rate of 0.42% on the first $500 million of the fund's average net assets, 0.324% of such assets over $500 million to $1 billion, 0.30% of such assets over $1 billion to $1.5 billion, 0.282% of such assets over $1.5 billion to $2.5 billion, 0.27% of such assets over $2.5 billion to $4 billion, and 0.264% of such assets over $4 billion.

The Agreement provides for an advisory fee reduction to the extent that the fund's annual ordinary operating expenses exceed 1-1/2% of the first $30 million of the average net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not subject to this limitation are interest, taxes, and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

   During the years ended December 31, 1996, 1995 and 1994, the Investment Adviser received from the fund advisory fees of $10,835,000, $8,091,000 and $6,234,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares during the year ended December 31, 1996 amounted to $2,545,000 after allowance of $12,512,000 to dealers. During the years ended December 31, 1995 and 1994, the Principal Underwriter retained $1,918,000 and $1,508,000, after allowance of $9,904,000 and $8,038,000 to dealers, respectively.

As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the Board of Directors, and separately by a majority of the directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and directors who are "interested" persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

   Under the Plan the fund may expend up to 0.25% of its net assets annually to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under
Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees). Only expenses incurred during the preceding 12 months and accrued while the Plan is in effect may be paid by the fund. During the year ended December 31, 1996, the fund paid or accrued $8,808,000 for compensation to dealers under the Plan.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements, and has elected the tax status of a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of its investment company taxable income, it will be taxed only on that portion of such investment company taxable income that it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

   Corporate shareholders of the fund may be eligible for the dividends-received deduction on the dividends (excluding the net capital gain distributions) paid by the fund to the extent that the fund's income is derived from dividends (which, if received directly, would qualify for such deduction) received from domestic corporations. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the fund shares paying the dividends upon which the deduction is based for at least 46 days.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are re-acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Not more than 50% of the total assets of the fund is expected to consist of securities of foreign issuers. Therefore, the fund will not be eligible to elect to "pass through" foreign tax credits to shareholders and, to the extent the fund does pay foreign withholding or other foreign taxes on investments in foreign securities, shareholders will not be able to deduct their pro rata share of such taxes in computing their taxable income and will not be able to take their share of such taxes as a credit against their U.S. income taxes.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a foreign shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for the year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

                                PURCHASE OF SHARES

METHOD                      INITIAL INVESTMENT                   ADDITIONAL INVESTMENTS

                            See "Investment Minimums and         $50 minimum (except where a lower
                            Fund Numbers" for initial            minimum is noted under "Investment
                            investment minimums.                 Minimums and Fund Numbers").

By contacting your          Visit any investment dealer who      Mail directly to your investment
investment dealer           is registered in the state           dealer's address printed on your
                            where the purchase is made and       account statement.
                            who has a sales agreement with
                            American Funds Distributors.

By mail                     Make your check payable to the       Fill out the account additions form
                            fund and mail to the address         at the bottom of a recent account
                            indicated on the account             statement, make your check payable
                            application.  Please indicate        to the fund, write your account
                            an investment dealer on the          number on your check, and mail
                            account application.                 the check and form in the envelope
                                                                 provided with your account
                                                                 statement.

By telephone                Please contact your investment       Complete the "Investments by Phone"
                            dealer to open account, then         section on the account application
                            follow the procedures for            or American FundsLink Authorization
                            additional investments.              Form.
                                                                 Once you establish the privilege,
                                                                 you, your financial advisor or any
                                                                 person with your account
                                                                 information can call American
                                                                 FundsLine(r) and make investments
                                                                 by telephone (subject to conditions
                                                                 noted in "Telephone Purchases,
                                                                 Sales and Exchanges" in the
                                                                 prospectus).

By wire                     Call 800/421-0180 to obtain          Your bank should wire your additional investments in the same
                            your account number(s), if           manner as described under "Initial
                            necessary.  Please indicate an       Investment."
                            investment dealer on the
                            account.  Instruct your bank to
                            wire funds to:
                            Wells Fargo Bank
                            155 Fifth Street
                            Sixth Floor
                            San Francisco, CA 94106
                            (ABA #121000248)
                            For credit to the account of:
                            American Funds Service
                            Company
                            a/c #4600-076178
                            (fund name)
                            (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.




INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                                                          MINIMUM          FUND
                                                                              INITIAL          NUMBER
                                                                              INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                                                                  02
                                                                              $1,000
American Balanced Fund(r)                                                                      11
                                                                              500
American Mutual Fund(r)                                                                        03
                                                                              250
Capital Income Builder(r)                                                                      12
                                                                              1,000
Capital World Growth and Income Fund(sm)                                                       33
                                                                              1,000
EuroPacific Growth Fund(r)                                                                     16
                                                                              250
Fundamental Investors(sm)                                                                      10
                                                                              250
The Growth Fund of America(r)                                                                  05
                                                                              1,000
The Income Fund of America(r)                                                                  06
                                                                              1,000
The Investment Company of America(r)                                                           04
                                                                              250
The New Economy Fund(r)                                                                        14
                                                                              1,000
New Perspective Fund(r)                                                                        07
                                                                              250
SMALLCAP World Fund(r)                                                                         35
                                                                              1,000
Washington Mutual Investors Fund(sm)                                                           01
                                                                              250
BOND FUNDS
American High-Income Municipal Bond Fund(r)                                                    40
                                                                              1,000
American High-Income Trust(sm)                                                                 21
                                                                              1,000
The Bond Fund of America(sm)                                                                   08
                                                                              1,000
Capital World Bond Fund(r)                                                                     31
                                                                              1,000
Intermediate Bond Fund of America(sm)                                                          23
                                                                              1,000
Limited Term Tax-Exempt Bond Fund of America(sm)                                               43
                                                                              1,000
The Tax-Exempt Bond Fund of America(r)                                                         19
                                                                              1,000
The Tax-Exempt Fund of California(r)*                                                          20
                                                                              1,000
The Tax-Exempt Fund of Maryland(r)*                                                            24
                                                                              1,000
The Tax-Exempt Fund of Virginia(r)*                                                            25
                                                                              1,000
U.S. Government Securities Fund(sm)                                                            22
                                                                              1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(r)                                                        09
                                                                              2,500
The Tax-Exempt Money Fund of America(sm)                                                       39
                                                                              2,500
The U.S. Treasury Money Fund of America(sm)                                                    49
                                                                              2,500
___________
*Available only in certain states.



   For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

   DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE                                 SALES CHARGE AS                      DEALER
AT THE OFFERING PRICE                              PERCENTAGE OF THE:                     CONCESSION
                                                                                        AS PERCENTAGE
                                                                                        OF THE
                                                                                        OFFERING
                                                                                        PRICE

                                                   NET AMOUNT         OFFERING
                                                   INVESTED           PRICE

STOCK AND STOCK/BOND FUNDS
Less than $50,000                                  6.10%
                                                                      5.75%             5.00%
$50,000 but less than $100,000                     4.71
                                                                      4.50              3.75
BOND FUNDS
Less than $25,000                                  4.99
                                                                      4.75              4.00
$25,000 but less than $50,000                      4.71
                                                                      4.50              3.75
$50,000 but less than $100,000                     4.17
                                                                      4.00              3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000                    3.63
                                                                      3.50              2.75
$250,000 but less than $500,000                    2.56
                                                                      2.50              2.00
$500,000 but less than $1,000,000                  2.04
                                                                      2.00              1.60
$1,000,000 or more                                 none                                 (see below)
                                                                      none


   Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

   American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

   Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.") Investments by retirement plans, foundations or endowments with $50 million or more in assets may be made with no sales charge and are not subject to a contingent deferred sales charge.

   Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

   NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

   AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

   PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

1. Stocks, and convertible bonds and debentures, traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market stated at the last reported sales price on such exchange on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last-quoted bid price. Non-convertible bonds and debentures, and other long-term debt securities normally are valued at prices obtained for the day of valuation from a bond pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality, and type. U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by banks, corporate short-term notes and other short-term investments with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, for securities of comparable maturity, quality and type. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the fund if acquired within 60 days of maturity or, if already held by the fund on the 60th day, based on the value determined on the 61st day. Other securities are valued on the basis of last sale or bid prices in what is, in the opinion of the Investment Adviser, the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Where quotations are not readily available, securities are valued at fair value as determined in good faith by the Valuation Committee of the Board of Directors. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. There are deducted from total assets, thus determined, the liabilities, including proper accruals of taxes and other expense items; and

3. The value of the net assets so obtained is then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                                 Redeeming Shares

By writing to American Funds                 Send a letter of instruction specifying the name of
Service Company (at the appropriate          the fund, the number of shares or dollar amount to
address indicated under "Principal           be sold, your name and account number.  You should
Underwriter and Transfer Agent" in the       also enclose any share certificates you wish to
prospectus)                                  redeem.  For redemptions over $50,000 and for
                                             certain redemptions of $50,000 or less (see below),
                                             your signature must be guaranteed by a bank,
                                             savings association, credit union, or member firm
                                             of a domestic stock exchange or the National
                                             Association of Securities Dealers, Inc. that is an
                                             eligible guarantor institution.  You should verify
                                             with the institution that it is an eligible
                                             guarantor prior to signing.  Additional
                                             documentation may be required for redemption of
                                             shares held in corporate, partnership or fiduciary
                                             accounts.  Notarization by a Notary Public is not
                                             an acceptable signature guarantee.

By contacting your investment dealer         If you redeem shares through your investment
                                             dealer, you may be charged for this service.
                                             SHARES HELD FOR YOU IN YOUR INVESTMENT DEALER'S
                                             STREET NAME MUST BE REDEEMED THROUGH THE DEALER.

You may have a redemption check sent         You may use this option, provided the account is
to you by using American FundsLine(r)        registered in the name of an individual(s), a
or by telephoning, faxing, or                UGMA/UTMA custodian, or a non-retirement plan
telegraphing American Funds Service          trust.  These redemptions may not exceed $10,000
Company (subject to the conditions           per day, per fund account and the check must be
noted in this section and in                 made payable to the shareholder(s) of record and be
"Telephone Purchases, Sales and              sent to the address of record provided the address
Exchanges" in the prospectus)                has been used with the account for at least 10
                                             days.  See "Principal Underwriter and Transfer
                                             Agent" in the prospectus and "Exchange Privilege"
                                             below for the appropriate telephone or fax number.

In the case of the money market funds,       Upon request (use the account application for the
you may have redemptions wired to your       money market funds) you may establish telephone
bank by telephoning American Funds           redemption privileges (which will enable you to
Service Company ($1,000 or more) or by       have a redemption sent to your bank account)
writing a check ($250 or more)               and/or check writing privileges.  If you request
                                             check writing privileges, you will be provided with
                                             checks that you may use to draw against your
                                             account.  These checks may be made payable to
                                             anyone you designate and must be signed by the
                                             authorized number of registered shareholders
                                             exactly as indicated on your checking account
                                             signature card.




   A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

   CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

   AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or the closing of the account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

   AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the paying fund) into any other fund in The American Funds Group (the receiving fund) subject to the following conditions:
(i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

   EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


   You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) (see "American FundsLine(r)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

   AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

   ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

   AMERICAN FUNDSLINE(R) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(r). To use this service, call 800/325-3590 from a TouchTonet telephone. Redemptions and exchanges through American FundsLine(r) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

   TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(r)), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other of the funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

   The fund is required to disclose information regarding investments in the securities of broker-dealers which have certain relationships with the fund. During the last fiscal year, American Express Credit Corp. and General Electric Capital Corp. were among the top 10 dealers that acted as principals in portfolio transactions. The fund held debt securities of American Express Credit Corp. and General Electric Capital Corp. in the amounts of $37,714,000 and $52,648,000, as of the close of its most recent fiscal year.

   Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, during the years ended December 31, 1996, 1995 and 1994 amounted to $_________, $2,653,000 and $1,050,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

   TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $2,582,000 for the fiscal year ended December 31, 1996.

   INDEPENDENT AUDITORS - Deloitte & Touche LLP located at 1000 Wilshire Boulevard, Los Angeles, CA 90017, serves as the fund's independent auditors providing audit services, preparing tax returns and reviewing certain documents of the fund to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP given on the authority of said firm as experts in accounting and auditing.

REMOVAL OF DIRECTORS BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the directors of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

   REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on December 31. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP, whose selection is determined annually by the Board of Directors.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


DETERMINATION OF NET ASSET VALUE,
REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE--DECEMBER 31, 1996

Net asset value and redemption price per share                    $14.55
  (Net assets divided by shares outstanding)

Maximum offering price per share                                  $15.44
  (100/94.25 of net asset value per share which takes into
     account the fund's current maximum sales charge.)


   The fund's yield is 3.64% based on a 30-day (or one month) period ended December 31, 1996, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd+1)/6/-1]

Where: a = dividends and interest earned during the period.

  b  = expenses accrued for the period (net of reimbursements).

  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

  d  = the maximum offering price per share on the last day of the period.

   The fund's average annual total returns for the one, five and ten-year periods ended on December 31, 1996 were +6.68%, +10.63% and +11.25%, respectively. The average annual total return (T) is computed by using the value at the end of the period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year also may be computed by utilizing ending values as determined above.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks, The Standard and Poor's 500 Stock Composite Index, the Lehman Brothers Corporate Bond Index, the Lehman Brothers Aggregate Bond Index and the Salomon Brothers High-Grade Corporate Bond Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including Barrons, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).

The investment results for AMBAL set forth below were calculated as described above. Data contained in Salomon's Market Performance and Lehman Brothers' The Bond Market Report are used to calculate cumulative total return from their base period (12/31/68 and 12/31/72, respectively) for each index. The percentage increases shown in the table below or used in published reports of the fund are obtained by subtracting the index results at the beginning of the period from the index results at the end of the period and dividing the difference by the index results at the beginning of the period.


                        AMBAL vs. Various Unmanaged Indices

10-Year          AMBAL      DJIA/1/      S&P 500/2/      Lehman           Lehman           Salomon          Average
Period                                                   Brothers         Brothers         High-Grade/5/    Savings
1/1 - 12/31                                              Corporate/3/     Aggregate/4/                      Account/6/

1987 - 1996      +190%      +366%        +314%           +140%            +125%            +147%            +67%
1986 - 1995      +200       +360         +299            +171             +151             +192             +69
1985 - 1994      +205       +349         +282            +175             +158             +199             +77
1984 - 1993      +232       +333         +301            +233             +207             +271             +88
1983 - 1992      +246       +367         +346            +225             +203             +248             +99
1982 - 1991      +309       +452         +404            +316             +274             +353             +112
1981 - 1990      +243       +328         +267            +261             +242             +274             +122
1980 - 1989      +298       +426         +402            +236             +223             +240             +125
1979 - 1988      +252       +340         +352            +189             +187             +180             +125
1978 - 1987      +232       +289         +313            +165             +170             +153             +125
1977 - 1986      +221       +221         +264            +167             +171             +158             +125
1976 - 1985      +246       +211         +281            +173             +171             +155             +123
1975#-1984       +275       +143         +198            +134             N/A              +108             +113

________________

# Since July 26, 1975, the period in which Capital Research and Management Company has been the fund's adviser.

/1/ The Dow Jones Average of 30 Industrial Stocks is comprised of 30 industrial companies such as General Motors and General Electric.

   /2/ The Standard & Poor's 500 Stock Composite Index is comprised of industrial, transportation, public utilities, and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/3/ The Lehman Brothers Corporate Bond Index is comprised of all public, fixed rate, non-convertible investment grade domestic corporate debt. Issues included in this index are rated at least Baa by Moody's Investors Service, BBB by Standard and Poor's Corporation or, in the case of bank bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service.

/4/ The Lehman Brothers Aggregate Bond Index covers all sectors of the fixed income market and is a combination of the Lehman Brothers Treasury Bond Index, the Agency Bond Index, the Corporate Bond Index, the Yankee Bond Index and the Mortgage Backed Securities Index.

/5/ The Salomon Brothers High-Grade Corporate Bond Index is comprised of a sample of high-grade corporate bonds which have a rating of AAA or AA by Standard and Poor's Corporation.

/6/ Based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board which reflect all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed return of principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.


If you are considering the fund for an
Individual Retirement Account. . .
Here's how much you would have if you had invested $2,000 on January 1 of each year in AMBAL over the past 5 and 10 years:

5 years                                      10 years
(1/1/92-12/31/96)                            (1/1/87-12/31/96)
$13,907                                      $38,437



         SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM

If you had                                                        . . . and had taken
invested $10,000                                                  all dividends and
in AMBAL this many                                                capital gain
years ago                                                         distributions
                                                                  in shares, your
                                                                  investment would
                                                                  have been worth
                                                                  this much at
                                                                  12/31/96

Number                                Periods                     Value
of Years                            1/1 - 12/31

1                                   1995-1996
                                                                  $10,668
2                                   1994-1996
                                                                  13,562
3                                   1993-1996
                                                                  13,602
4                                   1992-1996
                                                                  15,138
5                                   1991-1996
                                                                  16,568
6                                   1990-1996
                                                                  20,666
7                                   1989-1996
                                                                  20,336
8                                   1988-1996
                                                                  24,718
9                                   1987-1996
                                                                  27,900
10                                  1986-1996
                                                                  29,028
11                                  1985-1996
                                                                  33,926
12                                  1984-1996
                                                                  43,815
13                                  1983-1996
                                                                  47,884
14                                  1982-1996
                                                                  55,643
15                                  1981-1996
                                                                  71,984
16                                  1980-1996
                                                                  75,131
17                                  1979-1996
                                                                  85,884
18                                  1978-1996
                                                                  92,452
19                                  1977-1996
                                                                  98,157
20                                  1976-1996
                                                                  98,881
21                                  1975-1996
                                                                  124,510
22                                  1975#-1996
                                                                  131,475

__________________

# Since July 26, 1975, the period in which Capital Research and Management Company has been the fund's adviser.


Illustration of a $10,000 investment in AMBAL with dividends reinvested and capital gain distributions taken in shares
(for the period under CRMC management:  July 26, 1975 - December 31, 1996)


                   COST OF SHARES                                               VALUE OF SHARES

Year          Annual         Dividends        Total          From Initial   From           From           Total
Ended         Dividends      (cumulative)     Investment     Investment     Capital Gains   Dividends      Value
Dec. 31                                       Cost                          Reinvested     Reinvested

1975#         $305           $305             $10,305        $ 9,629        -              $319           $ 9,948
1976          594            899              10,899         11,513         -              1,020          12,533
1977          656            1,555            11,555         10,990         -              1,630          12,620
1978          709            2,264            12,264         11,059         -              2,345          13,404
1979          801            3,065            13,065         11,252         -              3,175          14,427
1980          1,050          4,115            14,115         12,008         -              4,490          16,498
1981          1,303          5,418            15,418         11,609         -              5,615          17,224
1982          1,474          6,892            16,892         13,865         -              8,415          22,280
1983          1,724          8,616            18,616         15,007         -              10,862         25,869
1984          1,852          10,468           20,468         13,838         $2,484         11,969         28,291
1985          1,912          12,380           22,380         16,025         4,520          15,982         36,527
1986          2,202          14,582           24,582         14,897         10,863         16,930         42,690
1987          2,710          17,292           27,292         13,934         12,167         18,305         44,406
1988          2,780          20,072           30,072         14,388         14,035         21,700         50,123
1989          3,284          23,356           33,356         15,695         18,227         26,993         60,915
1990          3,457          26,813           36,813         14,195         17,968         27,796         59,959
1991          3,684          30,497           40,497         16,575         21,807         36,383         74,765
1992          3,816          34,313           44,313         16,891         23,986         40,976         81,853
1993          4,072          38,385           48,385         17,290         27,761         46,029         91,080
1994          4,131          42,516           52,516         16,506         26,866         48,014         91,386
1995          4,335          46,851           56,851         19,464         35,427         61,288         116,179
1996          4,684          51,535           61,535         20,014         43,703         67,758         131,475

The dollar amount of capital gain distributions during the period was $35,296.

# Since July 26, 1975, the period in which Capital Research and Management Company has been the Fund's adviser.

EXPERIENCE OF INVESTMENT ADVISER - Capital Research and Management Company manages nine common stock funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1967 (127 in all), those funds have had better total returns than the Standard and Poor's 500 Composite Stock Index in 91 of the 127 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
    Financial Statements - To Be Provided by Amendment
    Financial Highlights
    Investment Portfolio
    Statement of Assets and Liabilities
    Statement of Operations
    Statement of Changes in Net Assets
    Notes to Financial Statements
    Selected Per-Share Data and Ratios
    Independent Auditors' Report

 (b) Exhibits.

  1. On file (see SEC file nos. 811-66 and 2-10758)
  2. On file (see SEC file nos. 811-66 and 2-10758)
  3. None
  4. On file (see SEC file nos. 811-66 and 2-10758)
  5. On file (see SEC file nos. 811-66 and 2-10758)
  6. On file (see SEC file nos. 811-66 and 2-10758)
  7. None
  8. On file (see SEC file nos. 811-66 and 2-10758)
  9. On file (see SEC file nos. 811-66 and 2-10758)
  10. Not applicable to this filing
  11. To Be Provided by Amendment
  12. None
  13. None
  14. On file (see SEC file nos. 811-66 and 2-10758)
  15. On file (see SEC file nos. 811-66 and 2-10758)
  16. On file (see SEC file nos. 811-66 and 2-10758)
  17. Financial Data Schedule (EDGAR)

Item 25. Persons Controlled by or under Common Control with Registrant.

 None.

Item 26. Number of Holders of Securities.

  As of January 31, 1997

Title of Class      Number of Record-Holders

Common Stock        127,773
($1.00 Par Value)

Item 27. Indemnification.

Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

The Articles of Incorporation state:

The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940.

To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal.

Section 2-418 (b) of The Annotated Code of Maryland states:

Permitted indemnification of director. - (1) A corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that:

(i) The act or omission of the director was material to the matter giving rise to the proceeding; and

  1. Was committed in bad faith; or

  2. Was the result of active and deliberate dishonesty; or

   (ii) The director actually received an improper personal benefit in money, property, or services; or

   (iii) In the case of any criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

  (2) (i) Indemnification may be against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

   (ii) However, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

Item 28. Business and Other Connections of Investment Adviser.

  None.

Item 29. Principal Underwriters.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

     (b) (1)                                 (2)                           (3)



      Name and Principal            Positions and Offices         Positions and Offices
         Business Address             with Underwriter              with Registrant

      David L. Abzug                 Regional Vice President      None
      5657 Lemona Avenue
      Van Nuys, CA 91411

      John A. Agar                  Regional Vice President       None
      1501 N. University
      Suite 227A
      Little Rock, AR 72207

      Robert B. Aprison              Vice President               None
      2983 Bryn Wood Drive
      Madison, WI  53711

S     Richard Armstrong             Assistant Vice President      None

L     William W. Bagnard            Vice President                None

      Steven L. Barnes              Senior Vice President         None
      8000 Town Line Avenue South
      Suite 204
      Minneapolis, MN 55438

      Michelle A. Bergeron           Vice President               None
      4160 Gateswalk Drive
      Smyrna, GA 30080

      Joseph T. Blair               Senior Vice President         None
      27 Drumlin Road
      West Simsbury, CT  06092

      John A. Blanchard             Regional Vice President       None
      6421 Aberdeen Road
      Mission Hills, KS 66208

      Ian B. Bodell                  Senior Vice President        None
      3100 West End Avenue
      Suite 870
      Nashville, TN  37215

      Michael L. Brethower          Vice President                None
      108 Hagen Court
      Georgetown, TX  78628

      C. Alan Brown                 Regional Vice President       None
      4619 McPherson Avenue
      St. Louis, MO  63108

L     Daniel C. Brown               Sr. Vice President            None

H     J. Peter Burns                Vice President                None

      Brian C. Casey                Regional Vice President       None
      9508 Cable Drive
      Kensington, MD  20895

      Victor C. Cassato             Vice President                None
      609 W. Littleton, Blvd.
      Suite 310
      Littleton, CO  80120

      Christopher J. Cassin          Senior Vice President        None
      111 W. Chicago Avenue
      Suite G3
      Hinsdale, IL 60521

      Denise M. Cassin              Regional Vice President       None
      1301 Stoney Creek Drive
      San Ramon, CA 94538

L     Larry P. Clemmensen           Director,                     None

L     Kevin G. Clifford             Director, Senior Vice President    None

      Ruth M. Collier               Vice President                None
      145 West 67th St. Ste. 12K
      New York, NY  10023

      Thomas E. Cournoyer           Vice President                None
      2333 Granada Boulevard
      Coral Gables, FL  33134

      Douglas A. Critchell          Vice President                None
      4116 Woodbine Street
      Chevy Chase, MD 20815

L     Carl D. Cutting               Vice President                None

      Dan J. Delianedis             Regional Vice President       None
      8689 Braxton Drive
      Eden Prairie, MN 55347

      Michael A. Dilella            Vice President                None
      P. O. Box 661
      Ramsey, NJ  07446

      G. Michael Dill               Senior Vice President         None
      505 E. Main Street
      Jenks, OK 74037

      Kirk D. Dodge                  Vice President               None
      3034 Parkridge Drive
      Ann Arbor, MI  48103

      Peter J. Doran                Senior Vice President         None
      1205 Franklin Avenue
      Garden City, NY  11530

L     Michael J. Downer             Secretary                     None

      Robert W. Durbin              Vice President                None
      74 Sunny Lane
      Tiffin, OH  44883

I     Lloyd G. Edwards              Vice President                None

L     Paul H. Fieberg               Senior Vice President         None

      John Fodor                    Regional Vice President       None
      15 Latisquama Road
      Southborough, MA 01772

L     Mark P. Freeman, Jr.          Director, President           None

      Clyde E. Gardner              Senior Vice President         None
      Route 2, Box 3162
      Osage Beach, MO  65065

B     Evelyn K. Glassford           Vice President                None

      Jeffrey J. Greiner            Regional Vice President       None
      5898 Heather Glen Court
      Dublin, OH  43017

      David E. Harper               Senior Vice President         None
      R.D., 1 Box 210, Rte 519
      Frenchtown, NJ  08825

      Ronald R. Hulsey               Vice President               None
      6744 Avalon
      Dallas, TX  75214

      Robert S. Irish               Regional Vice President       None
      1225 Vista Del Mar Drive
      Delray Beach, FL 33483

L     Robert L. Johansen            Vice President, Controller    None

      Michael J. Johnston           Chairman of the Board         None
      630 Fifth Avenue, 36th Floor
      New York, NY 10111-0121

      V. John Kriss                 Senior Vice President         None
      P. O. Box 247
      Surfside, CA 90743


      Arthur J. Levine              Vice President                None
      12558 Highlands Place
      Fishers, IN  46038

B     Karl A. Lewis                 Assistant Vice President      None

      T. Blake Liberty              Regional Vice President       None
      1940 Blake St., Suite 303
      Denver, CO 80202

L     Lorin E. Liesy                Assistant Vice President      None

L     Susan G. Lindgren             Vice President - Institutional
                                    Investment Services

S     Stella Lopez                  Vice President                None

LW    Robert W. Lovelace            Director                      None

      Steve A. Malbasa              Regional Vice President       None
      13405 Lake Shore Blvd.
      Cleveland, OH  44110

      Steven M. Markel              Vice President                None
      5241 South Race Street
      Littleton, CO  90121

L     John C. Massar                Director, Senior Vice President   None

L     E. Lee McClennahan            Senior Vice President         None

      Laurie B. McCurdy             Regional Vice President       None
      3500 West Camino de Urania
      Tucson, AZ 85741

S     John V. McLaughlin            Senior Vice President         None

      Terry W. McNabb               Vice President                None
      2002 Barrett Station Road
      St. Louis, MO  63131

L     R. William Melinat            Vice President - Institutional   None
                                    Investment Services Division

      David R. Murray                Vice President               None
      25701 S.E. 32nd Place
      Issaquah, WA  98027

      Stephen S. Nelson             Vice President                None
      7215 Trevor Court
      Charlotte, NC  28226

      William E. Noe                Regional Vice President       None
      304 River Oaks Road
      Brentwood, TN 37027

      Peter A. Nyhus                Regional Vice President       None
      3084 Wilds Ridge Court
      Prior Lake, MN 55372

      Eric P. Olson                 Regional Vice President       None
      62 Park Drive
      Glenview, IL 60025

      Fredric Phillips               Vice President               None
      32 Ridge Avenue
      Newton Centre, MA  02159

B     Candance D. Pilgrim           Assistant Vice President      None

      Carl S. Platou                Regional Vice President       None
      4021 96th Avenue, S.E.
      Mercer Island, WA 98040
L     John O. Post                  Vice President                None

      Steven J. Reitman             Vice President                None
      212 The Lane
      Hinsdale, IL  60521

      Brian A. Roberts              Regional Vice President       None
      12025 Delmahoy Drive
      Charlotte, NC  28277

      George S. Ross                Vice President                None
      55 Madison Avenue
      Morristown, NJ  07962

L     Julie D. Roth                 Vice President                None

L     James R. Rothenberg           Director                      None

      Douglas F. Rowe               Regional Vice President       None
      30309 Oak Tree Drive
      Georgetown, TX 78628


      Christopher Rowey             Regional Vice President       None
      9417 Beverlywood Street
      Los Angeles, CA 90034

      Dean B. Rydquist              Vice President                None
      1080 Bay Point Crossing
      Alpharetta, GA 30202

      Richard R. Samson             Vice President                None
      4604 Glencoe Avenue, No. 4
      Marina del Rey, CA  90292

      Joseph D. Scarpitti           Regional Vice President       None
      31465 St. Andrews
      Westlake, OH 44145

L     Daniel B. Seivert             Assistant Vice President      None

L     R. Michael Shanahan           Director                      None

      David W. Short                Director, Senior Vice President   None
      1000 RIDC Plaza, Suite 212
      Pittsburgh, PA  15238

      William P. Simon, Jr.         Vice President                None
      554 Canterbury Lane
      Berwyn, PA  19312

*L    John C. Smith                 Vice President - Institutional   None
                                    Investment Services Division

L     Mary E. Smith                 Assistant Vice President -    None
                                    Institutional Investment Services
                                    Division

      Rodney G. Smith                Vice President               None
      100 N. Central Expressway
      Suite 1214
      Richardson, TX  75080

      Nicholas D. Spadaccini        Regional Vice President       None
      855 Markley Woods Way
      Cincinnati, OH 45230

      Daniel S. Spradling           Senior Vice President         None
      #4 West Fourth Avenue
      Suite 406
      San Mateo, CA  94402

      Thomas A. Stout               Regional Vice President       None
      12913 Kendale Lane
      Bowie, MD 20715

      Craig R. Strauser             Regional Vice President       None
      17040 Summer Place
      Lake Oswego, OR 97035

      Francis N. Strazzeri          Regional Vice President       None
      31641 Saddletree Drive
      Westlake Village, CA 91361

L     Drew Taylor                   Assistant Vice President      None

S     James P. Toomey               Assistant Vice President      None

I     Christopher E. Trede          Assistant Vice President      None

      George F. Truesdail           Vice President                None
      400 Abbotsford Court
      Charlotte, NC  28270

      Scott W. Ursin-Smith          Regional Vice President       None
      606 Glenwood Avenue
      Mill Valley, CA  94941

L     David M. Ward                 Assistant Vice President -    None
                                    Institutional Investment
                                    Services Division

      Thomas E. Warren              Regional Vice President       None
      4001 Crockers Lake Blvd.
      #1012
      Sarasota, FL  34242

L     J. Kelly Webb                 Senior Vice President, Treasurer   None

      Gregory J. Weimer              Vice President               None
      125 Surrey Drive
      Canonsburg, PA  15317

B     Timothy W. Weiss              Director                      None

SF    N. Dexter Williams            Vice President                None



      Timothy J. Wilson             Regional Vice President       None
      113 Farmview Place
      Venetia, PA  15367

B     Laura L. Wimberly             Assistant Vice President      None

H     Marshall D. Wingo             Director, Senior Vice President   None

L     Robert L. Winston             Director, Senior Vice President   None

      William R. Yost               Regional Vice President       None
      9320 Overlook Trail
      Eden Prairie, MN 55347

      Janet M. Young                Regional Vice President       None
      1616 Vermont
      Houston, TX  77006

      Scott D. Zambon               Regional Vice President       None
      209 Robinson Drive
      Tustin Ranch, CA 92782

__________

L  Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

SF Business Address, One Market Plaza, Steuart Tower, Suite 1800, San Francisco, CA 94105

B  Business Address, 135 South State College Boulevard, Brea, CA  92821

S  Business Address, 8000 IH-10, Suite 1400, San Antonio, TX  78230

H  Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I  Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

  (c)  None.

Item 30. Location of Accounts and Records.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92681, and/or the offices of the Registrant, One Market Plaza, Steuart Tower, Suite 1800, San Francisco, California 94105.

Registrant's records covering shareholder accounts are maintained and kept by the fund's transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92681, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 8000 IH-10, Suite 1400, San Antonio, Texas 78230 and 5300 Robin Hood Road, Norfolk, VA 23513.

Registrant's records covering portfolio transactions are maintained and kept by the fund's custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York 10081.

Item 31. Management Services.

  None.

Item 32. Undertakings.

As reflected in the prospectus, the fund undertakes to provide each person to whom a prospectus is delivered with a copy of the fund's latest annual report to shareholders, upon request and without charge.

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 19th day of February, 1997.

                           AMERICAN BALANCED FUND, INC.
                        By /s/ Patrick F. Quan
                               Patrick F. Quan, Secretary

ATTEST:
/s/  Louise M. Pescetta
Louise M. Pescetta

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on February19, 1997 by the following persons in the capacities indicated.

         Signature                                            Title
(1)      Principal Executive Officer
         /s/ Robert G. O'Donnell                              President
         (Robert G. O'Donnell)
(2)      Principal Financial Officer and Principal Accounting Officer:
         /s/ Mary C. Hall                                     Treasurer
         (Mary C. Hall)
(3)      Directors:
         Robert A. Fox*                                       Director
         Roberta L. Hazard*                                   Director
         Leonade D. Jones*                                    Director
         John G. McDonald*                                    Director
         Theodore D. Nierenberg*                              Director
         /s/ James W. Ratzlaff
         (James W. Ratzlaff)                                  Director
         Henry E. Riggs*                                      Director
         Walter P. Stern*                                     Chairman
         Patricia K. Woolf*                                   Director
*By      /s/ Patrick F. Quan
         Patrick F. Quan, Attorney-in-Fact
